Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segments
26	Segments

Effective in the first quarter of 2019, the Group changed its segment disclosure to separately report the financial results of its Enterprise Solutions business in light of the acquisition of Changyi on January 1, 2019. This segment primarily reflects the results of the Group’s SaaS products offering, which is conducted through Changyi Group, a group of companies acquired on January 1, 2019. At the same time, the Group named its pre-existing online marketing service business as Marketing Solution business. Therefore, the Group now reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions.

The table below provides a summary of the Group’s breakdown of net revenues by type of goods or services and operating segment results for the years ended December 31, 2018, 2019 and 2020. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2018, 2019 and 2020.

26Segments (Continued)

	For the years ended December 31,
	2018	2019	2020
Net revenues:
Marketing Solutions
- Sales agent	8,671	6,563	5,834
- Cost-plus	12,192	17,146	26,738
- Specified actions	139,154	165,263	193,280
	160,017	188,972	225,852
Enterprise Solutions
- SaaS products offering	-	10,436	28,893
	160,017	199,408	254,745
Cost of revenues:
Marketing Solutions
- Specified actions	(120,897)	(139,976)	(172,917)
Enterprise Solutions
- SaaS products offering	-	(2,727)	(8,565)
	(120,897)	(142,703)	(181,482)
Gross profit:
Marketing Solutions
- Sales agent	8,671	6,563	5,834
- Cost-plus	12,192	17,146	26,738
- Specified actions	18,257	25,287	20,363
	39,120	48,996	52,935
Enterprise Solutions
- SaaS products offering	-	7,709	20,328
	39,120	56,705	73,263

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
PRC	141,926	175,970	214,444
Hong Kong	17,004	22,567	40,197
Others	1,087	871	104
	160,017	199,408	254,745

26Segments (Continued)

The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2019	2020
PRC	412	671
Hong Kong	120	442
Others	4	-
	536	1,113